General information and basis of preparation - Net assets distributed in connection with the reorganization (Details) - CNY (¥)		12 Months Ended
	Dec. 01, 2018	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Amounts due from the controlling shareholder			¥ 1,791,000	¥ 14,065,000
Other receivables			58,278,000	36,090,000
Non-current assets:
Intangible assets			61,005,000	69,091,000
Total assets			10,705,030,000	5,836,251,000
Liabilities
Other payables			103,536,000	76,440,000
Current taxation			65,757,000	46,299,000
Total liabilities			¥ 4,052,876,000	¥ 6,159,297,000
Net assets distributed in connection with the Reorganization		¥ 493,860,000
Reorganization
Current assets:
Amounts due from the controlling shareholder	¥ 501,799,000
Other receivables	9,392,000
Non-current assets:
Intangible assets	916,000
Total assets	512,107,000
Liabilities
Other payables	12,950,000
Current taxation	5,297,000
Total liabilities	18,247,000
Net assets distributed in connection with the Reorganization	¥ 493,860,000